EQUITY-BASED COMPENSATION - Summary of the Award Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 2.61		$ 6.90	$ 0.52
Time Vested Awards [Member] | Management Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2020		228,188,617
Granted		20,920,904
Exercised		0
Forfeited or expired		(15,344,656)
Outstanding at December 31, 2020		233,764,865
Expected to vest at December 31, 2020		233,764,865
Outstanding at January 1, 2020	0.49
Granted	0.38
Exercised	0
Forfeited or expired	0.54
Outstanding at December 31, 2020	0.48		0.49
Expected to vest at December 31, 2020	0.48
Time Vested Awards [Member] | SCP Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2020		19,208,581
Exercised		0
Forfeited or expired		(2,399,582)
Outstanding at December 31, 2020		16,808,999
Expected to vest at December 31, 2020		16,808,999
Outstanding at January 1, 2020	0.43
Exercised	0
Forfeited or expired	0.43
Outstanding at December 31, 2020	0.43		0.43
Expected to vest at December 31, 2020	0.43
Time Vested Awards [Member] | WME Holdco Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2020		296,955,951
Granted		8,020,278
Exercised		0
Forfeited or expired		(37,625,116)
Outstanding at December 31, 2020		267,351,113
Expected to vest at December 31, 2020		267,351,113
Outstanding at January 1, 2020	0.69
Granted	2.21
Exercised	0
Forfeited or expired	0.63
Outstanding at December 31, 2020	0.75		0.69
Expected to vest at December 31, 2020	0.75
Time Vested Awards [Member] | UFC Management Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2020		253,350
Granted		58,440
Exercised		0
Outstanding at December 31, 2020		311,791
Expected to vest at December 31, 2020		311,791
Outstanding at January 1, 2020	306.19
Granted	859.88
Exercised	0
Outstanding at December 31, 2020	409.97		306.19
Expected to vest at December 31, 2020	409.97
Performance Based Vested Awards [Member] | Management Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2020		91,511,202
Exercised		0
Forfeited or expired		(1,149,974)
Outstanding at December 31, 2020		90,361,228
Expected to vest at December 31, 2020		88,633,805
Outstanding at January 1, 2020	0.23
Exercised	0
Forfeited or expired	0.31
Outstanding at December 31, 2020	0.23		$ 0.23
Expected to vest at December 31, 2020	$ 0.24